Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Principles of presentation, consolidation and going concern

(a)Principles of presentation, consolidation and going concern

As the Reorganization was accounted for as restructuring of entities under common control, the accompanying combined and consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to these entities for all periods presented. The financial statements presented herein represent (1) before the acquisition of ZTE in 2022, the combined financial statements of the Company and ZTE; (2) subsequent to the acquisition of ZTE, the consolidated financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

The combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Group incurred net loss of RMB7.7 billion, RMB8.3 billion and RMB5.8 billion for the years ended December 31, 2022, 2023 and 2024. Accumulated deficit amounted to RMB27.3 billion as of December 31, 2024. As of December 31, 2024, the Group had cash and cash equivalents of RMB7.8 billion and net current liabilities of RMB15.0 billion. Management of the Company has evaluated the sufficiency of its working capital, considering the funding requirements for the acquisition of Lynk & Co Automotive Technology Co., Ltd (“Lynk&Co”)(see Note 27), and concluded that the Group’s available cash and cash equivalents, cash generated from operations, equity financing and available long term credit facilities will be sufficient to support its continuous operations and to meet its payment obligations when liabilities fall due within the next twelve months from the date of issuance of these combined and consolidated financial statements. Accordingly, the Group’s combined and consolidated financial statements are prepared on going concern basis, which assumes that the Group will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

Use of estimates

(b)Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. Changes in estimates are recorded in the period they are identified.

Significant accounting estimates reflected in the Group’s combined and consolidated financial statements primarily include but not limited to standalone selling price of each distinct performance obligation in revenue recognition, the valuation and recognition of share-based compensation arrangements, estimated product warranties reserve, and valuation allowance for deferred tax assets.

Functional currency and foreign currency translation

(c)Functional currency and foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company’s subsidiaries incorporated in PRC is the RMB. The functional currencies of the Company and its subsidiaries incorporated outside the PRC are their respective local currencies.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated monthly using the exchange rate of the last day of the previous month. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive loss in the combined and consolidated statements of changes in shareholders’ deficit.

Monetary assets and liabilities denominated in currencies other than the entity’s applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized as other income (expense), net, in the combined and consolidated statements of operations.

Convenience translation

(d)Convenience translation

Translations of balances in the consolidated balance sheets, combined and consolidated statements of operations and comprehensive loss and combined and consolidated statements of cash flows from RMB into United States dollar (“US$”) as of and for the year ended December 31, 2024 are solely for the convenience of the readers outside of the People’s Republic of China and were calculated at the rate of US$1.00 = RMB7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024.

Fair value

(e)Fair value

A financial instrument’s categorization within the fair value hierarchy as established by ASC 820, Fair value measurements and disclosures is based upon the lowest level of input that is significant to the fair value measurement. The established fair value hierarchy has three levels based on the reliability of the inputs used to measure fair value which include:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, note receivables, amount due from related parties, payables, amount due to related parties, short-term debts, and long-term debts. The carrying amounts of the short-term financial instruments approximates their fair value due to their short-term nature. The carrying value of long-term debts approximate their fair values, because the bearing interest rate approximates market interest rate.

The Group entered into foreign currency forward contracts which are considered to be derivative instruments to be recorded and measured at fair value on a recurring basis in periods subsequent to their initial recognition. The Group recognized gain on these derivatives of RMB3,775, RMB3,993 and RMB15,820 for the years ended 2022, 2023 and 2024, respectively, in other (expenses) income, net in the combined and consolidated statements of operation.

The fair value of these derivatives as of December 31, 2023 and 2024 is determined to be a liability of RMB5.3 million included within accruals and other current liabilities on the consolidated balance sheets and an asset of RMB4.2 million included within prepayments and other current assets on the consolidated balance sheet, respectively, using level 2 significant other observable inputs. Foreign currency forward contracts are valued using an income approach based on the present value of the forward rate less the contract rate multiplied by the notional amount.

Cash, cash equivalents

(f)Cash, cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly-liquid investments placed with banks, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash

(g)Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for issuance of bank acceptance.

Accounts receivable and allowance for credit loss

(h)Accounts receivable and allowance for credit loss

Accounts receivable mainly consist of amounts due from the Group’s customers, which are recorded net of allowance for credit loss. The Group performs ongoing credit evaluations of its customers, and assesses allowance for credit loss based on expected credit loss model on a portfolio basis. When specific customers are identified as no longer sharing the same risk profile as the current pool, they are removed from the pool and evaluated separately. Accounts receivable are written off when there is no reasonable expectation of recovery.

Inventories

(i)Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated on the weighted average basis and comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition.

The Group writes down the cost of excess inventories to the estimated net realizable value based on the estimated selling price of each class of inventory in the ordinary course of business less reasonably predictable costs to sell. Write-down of inventories is based on currently available information about expected recoverable value. The estimate is dependent upon factors such as market trends, inventory ageing, and historical and forecasted customer demands.

Property, plant and equipment, net

(j)Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property, plant and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets.

The estimated useful lives are as follows:

Useful lives
Buildings	30 years
Motor vehicles	3 to 10 years
Production facilities	5 to 10 years
Mold and tooling	3 to 7 years
Electronic devices, furniture and office equipment	2 to 5 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any. Completed assets are transferred to their respective asset classes and depreciation begins when an asset is ready for its intended use.

Intangible assets, net

(k)Intangible assets, net

Intangible assets mainly include purchased software used for operation management. Intangible assets are carried at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives as below:

Useful lives
Trademark and domain name	10 years
Software	2 – 10 years

Land use rights, net

(l)Land use rights, net

Land use rights are recorded at acquisition cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 50 years in accordance with the land-use rights policy in the PRC.

Long-term investments

(m)Long-term investments

Equity method investments

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments — Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at fair value. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Product warranties

(n)Product warranties

The Group provides standard product warranties on all new vehicles and batteries and other components. The Group accrues a warranty reserve for the products, which includes best estimates of projected costs to repair or replace items under warranties or recalls if identified. These estimates are primarily based on the nature, frequency and average costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve in the future. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accruals and other current liabilities, while the remaining balance is included within other non-current liabilities on the consolidated balance sheets. Warranty cost is recorded as a component of cost of revenues in the combined and consolidated statements of operation. The Group re-evaluate the adequacy of the warranty accrual on a regular basis.

The Group does not consider these standard warranties to be incremental service to customers but rather an assurance to the quality of products and therefore not a separate performance obligation and should (“ASC 606”)be accounted for in accordance with ASC 460, Guarantees.

Changes in the Group’s warranty liability was as follows:

	Year Ended December 31,
	2022	2023	2024
Balance at beginning of the year	15,715	178,075	419,311
Provision for warranty	214,793	415,244	501,933
Consumption	(52,433)	(174,008)	(197,297)
Balance at end of the year	178,075	419,311	723,947

Revenue recognition

(o)Revenue recognition

Revenues of the Group are primarily derived from sales of vehicles, sales of batteries and other components as well as the provision of technology research and development services. The Group applies the ASU 2014-09, Revenue from Contracts with Customers — Topic 606 (“ASC 606”) for its revenue recognition for all periods presented.

Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides the benefits received and consumed simultaneously by the customer
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Vehicle sales

The Group generates revenue from sales of vehicles, together with a number of embedded products and services. Vehicle sale contracts typically include the sale of the vehicle, charging piles, vehicle lifetime internet connectivity, lifetime roadside assistance, extended lifetime warranty, lifetime free maintenance, car service plan and lifetime free charging, which the Group considered to be contracts with multiple performance obligations. For these arrangements, the Group generally determines standalone selling prices for each individual distinct performance obligation identified based on the prices charged to customers. Alternatively, if no corresponding service provided to customers separately, the Group uses a cost plus margin approach to determine the estimated standalone selling price for each individual distinct performance obligation identified, considering the Group’s pricing policies and practices, and the data utilized in making pricing decisions.

The Group follow the guidance on immaterial promises when identifying performance obligations in the vehicle sales contracts and concludes that vehicle lifetime internet connectivity and lifetime roadside assistance, are not performance obligations considering these services are value-added services to enhance customer experience rather than critical items for vehicle driving and forecasted that usage of these services will be very limited. The Group concludes that the standalone fair value of foresaid services are insignificant individually and in aggregate, representing less than 1% of vehicle gross selling price and aggregate fair value of each individual promise.

Considering the qualitative assessment and the result of the quantitative estimate, the Group concluded not to assess whether promises are performance obligation if they are immaterial in the context of the contract and the relative standalone fair value individually and in aggregate is less than 1% of the contract price.

The overall contract price is allocated to each distinct performance obligation based on the relative estimated standalone selling price in accordance with ASC 606. The revenue for sales of the vehicle is recognized at a point in time when the control of the product is transferred to the customer upon delivery. Revenue for charging pile is recognized at a point in time when installation completed. For lifetime free charging, lifetime free maintenance, car service plan and extended lifetime warranty, revenue is recognized over time based on a straight-line method over the estimated benefit period the customer enjoys, which is determined based on the useful life of the vehicles as the Group have a stand-ready obligation to deliver such services to the customer.

Any consideration received prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) in accruals and other current liabilities and other non-current liabilities in the consolidated balance sheets for the amount allocated to unsatisfied performance obligations.

The Group’s contract liabilities primarily result from the multiple performance obligations identified in the vehicle sales contract, which are recorded as deferred revenue and recognized as revenue based on the consumption of the services or the delivery of the goods.

Batteries and other components

The Group generates revenue from sales of batteries and other components, such as armature and charging. Product sales generally require customer acceptance due to performance acceptance criteria that is considered more than a formality. Thus, the revenue is recognized upon the customer acceptance after the quality inspection.

The Group typically provides up to eight-year standard product warranties on batteries and other components. Standard warranties considered to be assurance type warranties and are not accounted for as separate performance obligations and accounted the standard warranties in accordance with ASC 460, Guarantees.

Research and development and other services

The Group also generates revenues by providing research and development and other services to the customers. Revenue under research and development and other service contracts is recognized when the service is performed and the Group has an enforceable right to payment.

Cost of revenues

(p)Cost of revenues

Sales of vehicles

Cost of vehicle revenue consists of cost of purchased vehicles, reserves for estimated warranty costs and inventory write-down.

Batteries and other components

Cost of revenues consists of direct material costs, labor costs, manufacturing overhead (including depreciation of assets associated with the production), and reserves for estimated warranty costs and inventory write-down. Shipping and logistics cost related to the sales of batteries and other components of RMB205,631, RMB174,688 and RMB108,436 was recorded in selling, general and administrative expenses in the combined and consolidated statements of operations for the years ended December 31, 2022, 2023 and 2024, respectively.

Research and development service and other services

Cost of research and development service and other services consists of all direct costs attributable to the provision of the service including but not limited to payroll compensation, outsourcing service cost, materials, and depreciation of assets associated. The Group capitalizes certain costs to fulfil research and development service and other services contracts if they are identifiable, generate or enhance resources used to satisfy performance obligations under contract with customers to and are expected to be recovered under ASC 340-40, Contracts with Customers. Contract costs of RMB51,151, RMB529,358 and RMB425,361 were recognized in the years ended December 31, 2022, 2023 and 2024, respectively. The recognized costs of RMB529,358, RMB425,361 and RMB145,039 to fulfilling contracts are recorded in prepayments and other current assets in the consolidated balance sheets as of December 31, 2022, 2023 and 2024 respectively. No impairment was recorded for the capitalized contract costs for the years ended December 31, 2022, 2023 and 2024.

Selling, general and administrative expenses

(q)Selling, general and administrative expenses

Selling, general and administrative expenses consist primarily of salaries and other compensation related expenses for sales and marketing personnel, advertising and promotion expenses, freight cost for the sales of battery and other components, rental and related expenses and other expenses. For the years ended December 31, 2022, 2023 and 2024, advertising costs were RMB856,268, RMB1,780,118 and RMB1,800,254, respectively.

Research and development expenses

(r)Research and development expenses

Research and development expenses are primarily comprised of charges for R&D and consulting work performed by related parties, salaries and other compensation expenses for employees engaged in research and development activities and licensing fee payable to Geely Holding pursuant to the Sustainable Experience Architecture (“SEA”) Agreement for the use of SEA platform and related technologies in the development of BEV models.

Government subsidies

(s)Government subsidies

The Group’s PRC based subsidiaries received subsidies from certain local governments, which consist of specific purpose grants and general purpose subsidies. Specific purpose grants are government subsidies designated to be used for a specific purpose, such as for construction of factory buildings and production facilities. General purpose subsidies are government subsidies provided for general purpose use and are not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. For specific purpose grant, the Group recorded cash received in advance as a liability; and recognized it as a reduction to the cost of assets constructed when the construction in progress is completed. General purpose subsidies are recognized as government subsidy income recorded as other operating income, net, in the combined and consolidated statements of operations upon cash receipt as further performance by the Group is not required.

Taxation

(t)Taxation

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the combined and consolidated statements of comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group records liabilities related to uncertain tax positions when, despite the Group’s belief that the Group’s tax return positions are supportable, the Group believes that it is more likely than not that those positions may not be fully sustained upon review by tax authorities. Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense. The Group did not recognize any uncertain tax positions as of December 31, 2023 and 2024.

Leases

(u)Leases

In evaluating whether an agreement constitute a lease upon adoption of the new lease accounting standard ASC 842, the Group reviews the contractual terms to determine which party obtains both the economic benefits and control of the assets at the inception of the contract. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease at the commencement date of a lease. All the leases of the group are operating leases. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The discount rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”) or the rate implicit in the lease if available. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Group’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

The land use rights are operating leases with term of 50 years. Other than the land use rights, the lease terms of other leases vary from more than one year to eleven years. Operating lease assets are included within operating lease right-of-use assets, and the corresponding operating lease liabilities are included within operating lease liabilities on the consolidated balance sheets.

Loss per share

(v)Loss per share

Basic loss per share is computed by dividing net loss attributable to the holders of shares by the weighted average number of shares outstanding during the year. The convertible preferred shares do not participate in loss.

Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The Group has restricted share units and convertible preferred shares which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary share, the effect of restricted share units and convertible preferred shares is computed using the Treasury shares method.

Share-based compensation

(w)Share-based compensation

The Group accounts for share options and restricted share units granted to employees and non-employees under ASC 718, Stock Compensation and equity award grants to the employees of the Group’s equity method investees under ASC 323, Stock-Based Compensation Granted to Employees and Nonemployees of an Equity Method Investee.

Share-based awards that are subject to both service period condition and performance condition, including Company-level performance target and the Selected Participant’s level performance, occurrence of a Qualified IPO, are measured at the grant date fair value and share-based compensation expenses are recognized for the cumulatively vested amount upon the completion of the Qualified IPO first and then over the remaining requisite service period, net of estimate forfeitures, if any.

Share-based compensation expenses are recognized using graded vesting method, net of estimated forfeitures, over the requisite service period. The Group recognizes share-based compensation expenses based on the target number of ordinary shares that may be earned pursuant to the award. The share-based compensation expenses is categorized as either cost of revenues, selling, general and administrative expenses or research and development expenses depending on the job functions of the grantees.

Prior to the Company’s consummation of IPO in May 2024, the fair value of the Company’s restricted share units granted to employees was determined with the assistance of an independent valuation specialist using widely accepted valuation techniques, back-solve method or discounted cash flow method. Following the consummation of IPO, fair value for the Company’s restricted share units is based on our New York Stock Exchange closing stock price at the date of the grant.

The employees of the Group are also granted with share-based payment awards of Geely Auto. The Group uses the binominal option-pricing model to estimate the fair value of share options granted by Geely Auto. The determination of estimated fair value of share-based payment awards on the grant date is affected by the fair value of Geely Auto’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of Geely Auto over the expected term of the awards, actual and projected employee share option exercise behaviours, a risk-free interest rate, exercise multiple and expected dividend yield, if any.

Comprehensive income/(loss)

(x)Comprehensive income/(loss)

Comprehensive income/(loss) is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented in the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023 - 09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Group has evaluated this ASU and expects to add additional disclosures to its combined and consolidated financial statements, once adopted.

In November 2024, the FASB issued ASU No. 2024 - 03, Disaggregation of Income Statement Expenses (Subtopic 220 - 40). The ASU requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization, within relevant income statement captions. This ASU also requires disclosure of the total amount of selling expenses along with the definition of selling expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is also permitted. This ASU will likely result in the required additional disclosures being included in our consolidated financial statements, once adopted. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. The Group is currently evaluating the impact from the adoption of this ASU on its financial statements.

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU No. 2023 - 07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. We adopted this ASU retrospectively on December 31, 2024. Refer to Note 23, Segment Reporting and Information about Geographic Areas for the inclusion of the new required disclosures.